Other Financial Assets and Liabilities - Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 45	₩ 38
Conversion Rights and Redemption Rights	2,637
Total	2,682	38
Valuation gain on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	10	78
Conversion Rights and Redemption Rights	162
Total	172	78
Valuation loss on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	53	2,014	₩ 2,707
Total	₩ 53	₩ 2,014	₩ 2,707